Cover	Mar. 22, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 22, 2023
Entity File Number	001-41518
Entity Registrant Name	QOMOLANGMA ACQUISITION CORP.
Entity Central Index Key	0001894210
Entity Tax Identification Number	86-3733656
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1178 Broadway
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	646
Local Phone Number	791-7587
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Share of Common Stock, $0.0001 par value, one redeemable warrant, and one right
Title of 12(b) Security	Units, each consisting of one Share of Common Stock, $0.0001 par value, one redeemable warrant, and one right
Trading Symbol	QOMOU
Security Exchange Name	NASDAQ
Shares of Common Stock, $0.0001 par value
Title of 12(b) Security	Shares of Common Stock, $0.0001 par value
Trading Symbol	QOMO
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one Share of Common Stock, at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Share of Common Stock, at an exercise price of $11.50 per share
Trading Symbol	QOMOW
Security Exchange Name	NASDAQ
Rights to receive one-tenth (1/10
Title of 12(b) Security	Rights to receive one-tenth (1/10
Trading Symbol	QOMOR
Security Exchange Name	NASDAQ